Retirement Plans - Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	100.00%	100.00%
Equity Securities in Financial Institutions [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	20.00%
Target Allocation, maximum	50.00%
Percentage of Plan Assets at Year-end	46.50%	45.50%
Total Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	30.00%
Target Allocation, maximum	60.00%
Percentage of Plan Assets at Year-end	53.00%	53.90%
Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	20.00%
Target Allocation, maximum	30.00%
Percentage of Plan Assets at Year-end	0.50%	0.60%